Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	9 Months Ended	12 Months Ended		19 Months Ended	21 Months Ended	24 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Feb. 28, 2023	May 02, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2024	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2025	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025
C000240402 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Wealth Builder Fund (Class R6) – including sales charge
Accumulated Value	$ 10,000				$ 10,548.42				$ 12,635			$ 13,801.26
C000006372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Wealth Builder Fund (Institutional Class) – including sales charge
Accumulated Value			$ 10,000				$ 10,637			$ 11,726			$ 11,682		$ 12,686		$ 12,875		$ 15,055		$ 14,854		$ 15,468		$ 18,510		$ 20,216
C000006371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Wealth Builder Fund (Class R) – including sales charge
Accumulated Value			9,999.99				10,576.53			11,602.39			11,512.43		12,435.92		12,559.1		14,608.92		14,349.89		14,860.62		17,689		19,230.26
C000006370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Wealth Builder Fund (Class C) – including sales charge
Accumulated Value			10,000				10,530.33			11,492.18			11,337.93		12,183.74		12,241.01		14,180.94		13,850.59		14,265.46		16,892		18,278.95
C000006368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Wealth Builder Fund (Class A) – including sales charge
Accumulated Value			9,425				10,002.38			10,999.84			10,930.54		11,837.55		11,991.56		13,986.42		13,766.62		14,282.93		17,060		18,583.14
C000006373 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Core Fund (Class A) – including sales charge
Accumulated Value			9,425				10,636.94			12,447.76			12,502.06		13,475.53		14,662.05		18,547.45		17,272.55		16,604.9		22,041.61		21,159
C000006374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Core Fund (Class C) – including sales charge
Accumulated Value			10,000				11,201.28			13,012.65			12,972.74		13,878.98		14,989.45		18,816.91		17,392.68		16,597.99		21,860.71		20,835.87
C000006375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Core Fund (Class R) – including sales charge
Accumulated Value			10,000.01				11,259.52			13,143.23			13,167.97		14,162.29		15,367.43		19,392.36		18,011.52		17,275.72		22,874.74		21,907.32
C000006376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Core Fund (Institutional Class) – including sales charge
Accumulated Value			10,000.01				11,314.66			13,273.14			13,365.02		14,442.07		15,755.26		19,978.11		18,649.86		17,981.3		23,925.05		23,026.36
C000171461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Core Fund (Class R6) – including sales charge
Accumulated Value		$ 9,999.99		$ 11,880.56				$ 13,953.84			$ 14,074.62			$ 15,228.06		$ 16,629.29		$ 21,113.59		$ 19,736.42		$ 19,046.64		$ 25,373.39		$ 24,447.93
C000171462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Value Fund (Class R6) – including sales charge
Accumulated Value		10,000.02		11,927.73				13,897.97			13,024.37			14,215.95		13,465.22		18,457.72		18,329.44		17,166.81		22,947.08		22,575.59
C000006381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Value Fund (Institutional Class) – including sales charge
Accumulated Value			10,000				11,876.52			13,812.13			12,920.76		14,076.33		13,311.83		18,216.24		18,061.33		16,888.03		22,540.7		22,146.54
C000006380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Value Fund (Class R) – including sales charge
Accumulated Value			9,999.98				11,818.39			13,675.72			12,728.57		13,800.19		12,982.78		17,679.85		17,442.77		16,226.08		21,550.58		21,069.32
C000006379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Value Fund (Class C) – including sales charge
Accumulated Value			10,000.01				11,758.32			13,541.54			12,538.86		13,527.51		12,663.93		17,157.26		16,841.33		15,590.86		20,603.28		20,038.7
C000006377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Small Cap Value Fund (Class A) – including sales charge
Accumulated Value			9,425				11,165.44			12,953.61			12,085.77		13,136.18		12,388.47		16,912.18		16,727.15		15,600.21		20,769.89		20,356.11
Sixty S And P 500 Index 40 Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						60% S&P 500 Index / 40% Bloomberg US Aggregate Index
Accumulated Value	10,000		10,000		11,024		10,583		13,504	12,133		15,038	12,536		14,344		16,364		18,917		16,959		18,445		22,594		25,160
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Index
Accumulated Value	10,000		10,000		10,122		10,217		10,818	10,546		11,435	10,404		11,527		12,366		12,224		10,654		10,780		11,521		12,178
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 10,000		10,000		$ 11,650		10,806		$ 15,598	13,277		$ 17,938	14,111		16,384		19,244		24,617		22,350		25,443		34,066		39,175
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Accumulated Value		10,000	10,000	10,799			10,830.78	13,204		13,243.02	13,934		13,974.91	16,093	16,139.7	19,154	19,210.06	24,199	24,269.85	21,585	21,648.07	24,307	24,377.6	32,689	32,784.31	37,131	37,239.03
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Accumulated Value		10,000	10,000	11,693			11,207.68	13,837		13,262.86	13,916		13,338.94	14,962	14,341.25	16,996	16,290.78	20,739	19,878.84	18,040	17,291.9	17,578	16,848.36	23,982	22,986.8	24,964	23,928.03
Russell 3000 C000171462 Index [Member]
Account Value [Line Items]
Accumulated Value				10,830.78				13,243.02			13,974.91			16,139.7		19,210.06		24,269.85		21,648.07		24,377.6		32,784.31
Russell 3000 C000006377 Index [Member]
Account Value [Line Items]
Accumulated Value																											37,239
Russell 2000 Value C000006380 Index [Member]
Account Value [Line Items]
Accumulated Value																											22,935.59
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Value Index
Accumulated Value		$ 10,000	$ 10,000	$ 11,984.72			$ 11,984.72	$ 13,587.42		$ 13,587.42	$ 13,338.9		$ 13,338.9	$ 13,867.08	$ 13,867.08	$ 13,915.44	$ 13,915.44	$ 18,508.53	$ 18,508.53	$ 17,630.07	$ 17,630.07	$ 16,795.7	$ 16,795.7	$ 22,262.37	$ 22,262.37	$ 23,124	$ 22,936